FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	9 Months Ended
Mar. 31, 2025
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	03/31/2025	06/30/2024	03/31/2025	06/30/2024
Cash and cash equivalents	38,456,989	44,473,270	—	—
Other financial assets	444,530	634,553	889,393	11,695,528
Trade receivables	187,509,041	207,320,974	—	—
Other receivables (*)	14,743,504	18,647,862	6,952,603	—
Total	241,154,064	271,076,659	7,841,996	11,695,528
(*)	Advances expenses and tax balances are not included.

Schedule financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	03/31/2025	06/30/2024	03/31/2025	06/30/2024
Trade and other payables	125,418,572	156,742,677	3,181,670	11,989,792
Borrowings	171,336,694	178,852,080	—	—
Secured notes	85,430,719	80,809,686	—	—
Lease liability	16,536,564	11,284,137	—	—
Consideration for acquisition	1,163,653	4,202,401	1,110,544	2,724,114
Total	399,886,202	431,890,981	4,292,214	14,713,906

Schedule of fair value by hierarchy

Measurement at fair value at 03/31/2025	Level 1	Level 2	Level 3

Financial assets at fair value
Moolec Science S.A. shares	779,100	—	—
Other investments	110,293	—	—
Other receivables - Joint ventures and associates	—	6,952,603	—
Financial liability at fair value
Trade and other payables	—	3,181,670	—
Consideration for acquisition	1,110,544	—	—

Measurement at fair value at 06/30/2024	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	6,658,805	—	—
US Treasury bills	1,993,668	—	—
Moolec Science S.A. shares	1,530,375	—	—
Other investments	1,512,680	—	—
Financial liability at fair value
Trade and other payables	—	11,989,792	—
Consideration for acquisition	2,724,114	—	—

Schedule of net exposure

Net foreign currency position	03/31/2025
Amount expressed in US$	18,745,129